SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
(a)      Statement of Compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and with Interpretations of the International Financial Reporting Interpretations Committee (IFRIC). These financial statements were authorized for issuance by the Board of Directors of the Company on February 11, 2021.
(b)      Basis of Presentation
These consolidated financial statements include the accounts of the Company and all of its wholly-owned subsidiaries.
(c)      Basis of Measurement
These consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments, which are measured at fair value (as described in note 19) and certain long-lived assets measured at fair value for impairment assessments (as described in note 5).
(d)      Functional and Presentation Currency
The US dollar is the presentation currency of the Company. Each of the Company’s subsidiaries determines its functional currency, and items included in the financial statements of each subsidiary are measured using that functional currency. The functional currency of North American operations is the US dollar and the functional currency of European operations is the Pound Sterling.
(e)      Foreign Currency Translation
Assets and liabilities of foreign operations having a functional currency other than the US dollar are translated at the rate of exchange prevailing at the reporting date, and revenues and expenses at average rates during the period. Gains or losses on translation are included as a component of shareholders’ equity in other comprehensive income (OCI). Gains or losses on foreign currency-denominated balances and transactions that are designated as hedges of net investments, if any, in these operations are reported in the same manner.
Foreign currency-denominated monetary assets and liabilities are translated using the rate of exchange prevailing at the reporting date. Gains or losses on translation of these items are included in earnings and reported as general and administrative expenses, with the exception of gains and losses on translation of foreign currency-denominated deferred tax assets and liabilities and investment tax credit receivable, if any. Gains and losses on these items are included in earnings and reported as income tax expense. Gains or losses on transactions that economically hedge these items are also included in earnings. Foreign currency-denominated revenue and expenses are translated at average rates during the period. Foreign currency-denominated non-monetary assets and liabilities, measured at historic cost, are translated at the rate of exchange at the transaction date. Foreign exchange gains or losses arising from intercompany loans to foreign operations, the settlement of which is neither planned nor likely to occur in the foreseeable future and which in substance are considered to form part of the net investment in the foreign operation, are recognized in OCI.
(f)      Cash and Cash Equivalents
Cash and cash equivalents consist of demand deposits, as well as investment-grade money market securities and bank term deposits with maturities of 90 days or less from the date of purchase, which can be readily converted to cash. Cash and cash equivalents are recorded at fair value.
(g)      Inventories
Inventories of finished goods, raw materials and operating and maintenance supplies are valued at the lower of cost and net realizable value, with cost determined on an average cost basis. The cost of finished goods inventories includes direct material, direct labour and an allocation of overhead.
(h)      Property, Plant and Equipment
Property, plant and equipment is recorded at cost less accumulated depreciation. Borrowing costs are included as part of the cost of a qualifying asset. Property and plant includes land and buildings. Buildings are depreciated on a straight-line basis over 20 to 40 years. Production equipment is depreciated using the units-of-production method. This method amortizes the cost of equipment over the estimated units to be produced during its estimated useful life, which ranges from 2 to 25 years. When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment. The rates of depreciation are intended to fully depreciate manufacturing and non-manufacturing assets over their useful lives. These periods are assessed at least annually to ensure that they continue to approximate the useful lives of the related assets.
Property, plant and equipment is tested for impairment only when there is an indication of impairment. Impairment testing is a one-step approach for both testing and measurement, with the carrying value of the asset or group of assets compared directly to the higher of fair value less costs of disposal and value in use. Fair value is measured at the sale price of the asset or group of assets in an arm’s length transaction. Value in use is based on the cash flows of the asset or group of assets, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. The projection of future cash flows takes into account the relevant operating plans and management’s best estimate of the most probable set of conditions anticipated to prevail. Where an impairment loss exists, it is recorded against earnings. If an impairment loss subsequently reverses, the carrying amount of the asset is increased to the lesser of the revised estimate of its recoverable amount and the carrying value that would have remained had no impairment loss been recognized previously. IFRS requires such reversals to be recognized in earnings if certain criteria are met.
(i)      Intangible Assets
Intangible assets consist of timber rights and software acquisition and development costs. Intangible assets are recorded at cost less accumulated amortization. Timber rights are amortized in accordance with the substance of the agreements (either on a straight-line basis or based on the volume of timber harvested). Software costs are amortized on a straight-line basis over their estimated useful lives and commence once the software is put into service. Amortization methods, useful lives and residual values are assessed at least annually. If the Company identifies events or changes in circumstances which may indicate that their carrying amount is less than the recoverable amount, the intangible assets would be reviewed for impairment as described in note 2(h) above.

(j)      Leases
At inception of a contract, Norbord assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. When a contract contains a lease, Norbord will recognize a right-of-use (ROU) asset and a lease obligation at commencement date. The ROU asset is initially measured at cost, which comprises the initial amount of the lease liability less adjustments. ROU assets are recorded at cost less accumulated depreciation, and are depreciated on a straight-line basis over the shorter of the estimated useful life of the ROU asset or the lease term, and are adjusted for certain remeasurements of the lease liability. When events or changes in circumstances are identified which may indicate that their carrying amount is less than their recoverable amount, ROU assets would be reviewed for impairment as described in note 2(h) above.
Lease liabilities are initially measured at the net present value of lease payments outstanding at lease commencement, discounted using the interest rate implicit in the lease or, if not readily determinable, Norbord's estimated incremental borrowing rate commensurate with the lease term. Subsequently, lease liabilities are measured at amortized cost using the effective interest method and remeasured to reflect any reassessment of options or lease modifications, or to reflect changes in lease payments, with a corresponding adjustment to the ROU asset or statement of earnings if the ROU asset has been reduced to zero. Judgement has been applied in determining the lease term for contracts with renewal options and whether Norbord is reasonably certain to exercise such options. The impact on the lease term resulting from this assessment could impact the amount of lease liabilities and ROU assets recognized.
Norbord has elected not to recognize ROU assets and lease liabilities for leases with terms of less than 12 months and leases of low-value assets. Lease payments associated with these leases are recognized in earnings as an expense on a straight-line basis over the lease term.
(k)      Employee Future Benefits
Norbord sponsors various defined benefit and defined contribution pension plans, which cover substantially all employees and are funded in accordance with applicable plan and regulatory requirements. The benefits under Norbord’s defined benefit pension plans are generally based on an employee’s length of service and final five years’ salary. The plans do not provide for indexation of benefit payments.
The measurement date for all defined benefit pension plans is December 31. The obligations associated with Norbord’s defined benefit pension plans are actuarially valued using the projected unit credit method, management’s best estimate assumptions for salary escalation, inflation and life expectancy, and a current market discount rate. Assets are measured at fair value. The obligation in excess of plan assets is recorded as a liability and any plans with assets in excess of obligations are recorded as an asset. All actuarial gains or losses are recognized immediately through OCI.
(l)      Financial Instruments
The Company periodically utilizes derivative financial instruments solely to manage its foreign currency, interest rate and commodity price exposures in the ordinary course of business. Derivatives are not used for trading or speculative purposes. All hedging relationships, risk management objectives and hedging strategies are formally documented and periodically assessed to ensure that the changes in the value of these derivatives are highly effective in offsetting changes in the fair values, net investments or cash flows of the hedged exposures. Accordingly, all gains and losses (realized and unrealized, as applicable) on such derivatives are recognized in the same manner as gains and losses on the underlying exposure being hedged. Any resulting carrying amounts are included in other assets if there is an unrealized gain on the derivative, or in other liabilities if there is an unrealized loss on the derivative.
The fair values of the Company’s derivative financial instruments, if any, are determined by using observable market inputs for similar assets and liabilities. These fair values reflect the estimated amount that the Company would have paid or received if required to settle all outstanding contracts at period-end. The fair value measurements of the Company’s derivative financial instruments are classified as Level 2 of a three-level hierarchy, as fair value of these derivative instruments has been determined based on observable market inputs. This fair value represents a point-in-time estimate that may not be relevant in predicting the Company’s future earnings or cash flows.
The Company is exposed to credit risk in the event of non-performance by its derivative counterparties. However, the Company’s Board-approved financial policies require that derivative transactions be executed only with approved highly rated counterparties under master netting agreements; therefore, the Company does not anticipate any non-performance.
The carrying value of the Company’s non-derivative financial instruments approximates fair value, except where disclosed in these notes. Fair values disclosed are determined using actual quoted market prices or, if not available, indicative prices based on similar publicly traded instruments.
(m)     Debt Issue Costs
The Company accounts for transaction costs that are directly attributable to the issuance of long-term debt by deducting such costs from the carrying amount of the long-term debt. The capitalized transaction costs are amortized to interest expense over the term of the related long-term debt using the effective interest rate method.
(n)      Income Taxes
The Company uses the asset and liability method of accounting for income taxes and provides for temporary differences between the tax basis and carrying amounts of assets and liabilities. Accordingly, deferred tax assets and liabilities are recognized for all deductible temporary differences, carryforward of unused tax credits and unused tax losses to the extent that it is probable that the deductions, tax credits and tax losses can be utilized. Deferred tax assets and liabilities are measured using enacted or substantively enacted tax rates expected to apply to the year when the asset is realized or the liability is settled, based on the tax rates and laws that have been enacted or substantively enacted at the balance sheet date. In addition, the effect of a change in tax rates on deferred tax assets and liabilities is recognized in earnings in the year of enactment or substantive enactment. Current and deferred income taxes relating to items recognized directly in other comprehensive income are also recognized directly in other comprehensive income. The Company assesses recoverability of deferred tax assets based on the Company’s estimates and assumptions. At the end of each reporting period, the Company reassesses unrecognized deferred tax assets. Previously unrecognized tax assets are recognized to the extent that it has become probable that future taxable profit will support their realization, or derecognized to the extent it is no longer probable that the tax assets will be recovered.
The Company has certain non-monetary assets and liabilities for which the tax reporting currency is different from the functional currency. Translation gains or losses arising on the remeasurement of these items at current exchange rates versus historic exchange rates give rise to a temporary difference for which a deferred tax asset or liability and deferred tax (recovery) expense is recorded.
(o)      Share-based Payments
The Company issues both equity-settled and cash-settled share-based awards to certain employees, officers and Directors. Both types of awards are accounted for using the fair value method.
Equity-settled share-based awards are issued in the form of stock options that vest evenly over a five-year period. The fair value of the awards on the grant date is determined using a fair value model (Black-Scholes option pricing model). Each tranche of the award is considered to be a separate grant based on its respective vesting period. The fair value of each tranche is determined separately on the date of grant and recognized as compensation expense, net of forfeiture estimate, over the term of its respective vesting period, with a corresponding increase to contributed surplus. Upon exercise of the award, the issued shares are recorded at the corresponding amount in contributed surplus, plus the cash proceeds received.
Cash-settled share-based awards are issued in the form of restricted stock units (RSUs) and deferred stock units (DSUs). The fair value of the liability for RSUs is determined using the Black-Scholes option pricing model. The liabilities for the DSUs are fair valued using the closing price of the Company’s common shares on the grant date. DSUs are initially measured at fair value at the grant date, and subsequently remeasured to fair value at each reporting date until settlement. The liability related to cash-settled awards is recorded in other liabilities.
(p)      Revenue Recognition
Revenue is recognized when control of the goods has transferred to the purchaser and collectibility is reasonably assured. This is generally when goods are shipped, which is also when the performance obligations have been fulfilled under either the terms of the related sales contract or standard industry terms. The majority of product is shipped via third-party transport on a freight-on-board shipping point basis. Revenues are recorded net of discounts and incentives but inclusive of freight. In all cases, product is subject to quality testing by the Company to ensure it meets applicable standards prior to shipment.
(q)      Government Grants
Government grants relating to the acquisition of property, plant and equipment are recorded as a reduction of the cost of the asset to which it relates, with any depreciation calculated on the net amount over the related asset’s useful life. Government grants relating to income or for the reimbursement of costs are recognized in earnings in the period they become receivable and deducted against the costs for which the grants were intended to compensate.
(r)      Impairment of Non-Derivative Financial Assets
The credit risk of financial assets not classified at fair value through profit or loss is assessed at each reporting date. When the credit risk of a financial asset has increased, a provision for expected credit losses will be recorded and recognized in earnings.
(s)      Measurements of Fair Value
A number of the Company’s accounting policies and disclosures require the measurement of fair value, for both financial and non-financial assets and liabilities.
The Company has an established framework with respect to the measurement of fair values. If third-party information, such as broker quotes or pricing services, is used to measure fair values, then management assesses the evidence obtained from these sources to support the conclusion that such valuations meet the requirements of IFRS, including the level in the fair value hierarchy at which such valuations should be classified.
When measuring the fair value of an asset or a liability, the Company uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation technique, as follows:

Level 1	–	unadjusted quoted prices available in active markets for identical assets or liabilities;
Level 2	–	inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and
Level 3	–	inputs for the asset or liability that are not based on observable market data (unobservable inputs).
(t)      Critical Judgements and Estimates
The preparation of the consolidated financial statements in conformity with IFRS requires management to make critical judgements, estimates and assumptions that affect: the reported amounts of assets, liabilities, revenues and expenses; disclosure of contingent assets and liabilities at the date of the financial statements; and the reported amounts of revenues and expenses during the period. Actual results could differ materially from those estimates. Such differences in estimates are recognized when realized on a prospective basis.
In making estimates and judgements, management relies on external information and observable conditions where possible, supplemented by internal analysis as required. These estimates and judgements have been applied in a manner consistent with prior periods and there are no known trends, commitments, events or uncertainties that we believe will materially affect the methodology or assumptions utilized in making these estimates and judgements in these financial statements. The significant estimates and judgements used in determining the recorded amount for assets and liabilities in the financial statements include the following:
A.    Judgements
Management’s judgements made in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements are:

(i)Functional Currency
The Company assesses the relevant factors related to the primary economic environment in which its entities operate to determine their functional currency.
(ii)Income Taxes
In the normal course of operations, judgement is required in assessing tax interpretations, regulations and legislation and in determining the provision for income taxes, deferred tax assets and liabilities. These judgements are subject to various uncertainties concerning the interpretation and application of tax laws in the filing of its tax returns in operating jurisdictions, which could materially affect the Company’s earnings or cash flows. There can be no assurance that the tax authorities will not challenge the Company’s filing positions. To the extent that a recognition or derecognition of a deferred tax asset or liability is required, current period earnings or OCI will be affected.
B.    Estimates
Significant assumptions and estimates used in determining the recorded amounts for assets, liabilities, revenues and expenses in the consolidated financial statements for the year ended December 31, 2020 are:

(i)Inventory
The Company estimates the net realizable value of its finished goods and raw materials inventory using estimates regarding future selling prices. The net realizable value of operating and maintenance supplies inventory uses estimates regarding replacement costs.

(ii)Property, Plant and Equipment and Intangible Assets
When indicators of impairment or impairment reversal are present and the recoverable amount of property, plant and equipment and intangible assets need to be determined, the Company uses the following critical estimates: the timing of forecasted revenues; future selling prices and margins; future sales volumes; future raw materials availability; maintenance and other capital expenditures; discount rates; tax rates and undepreciated capital cost of assets for tax purposes; useful lives; and residual values.

(iii)Leases
The Company estimates the initial amount of ROU assets and lease obligations to recognize using estimates regarding the Company's incremental borrowing rate, the lease term for contracts with renewal options and whether Norbord is reasonably certain to exercise such options.

(iv)Employee Benefit Plans
The net obligations associated with the defined benefit pension plans are actuarially valued using: the projected unit credit method; management’s best estimates for salary escalation, inflation and life expectancy; and a current market discount rate to match the timing and amount of pension payments.

(v)Income Taxes
Current income tax assets and liabilities are measured at the amount expected to be paid to tax authorities, net of recoveries, based on the tax rates and laws enacted or substantively enacted at the balance sheet date.
Deferred income tax assets are recognized for all deductible temporary differences and carryforward of unused tax credits and unused tax losses, to the extent that it is probable that the deductions, tax credits and tax losses can be utilized. Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability settled, based on the tax rates and laws that have been enacted or substantively enacted at the balance sheet date.

(vi)Financial Instruments
The critical assumptions and estimates used in determining the fair value of financial instruments are: equity and commodity prices; future interest rates; the relative creditworthiness of the Company to its counterparties; estimated future cash flows; discount rates; and volatility utilized in option valuations.
(u) Changes in Accounting Policies
(i) Financial Instruments
In September 2019, the IASB issued amendments to IFRS 9 with regards to the interest rate benchmark reform. These amendments provide targeted relief for financial instruments qualifying for hedge accounting to address uncertainties related to the ongoing reform of interbank offered rates. The amendments became effective for the Company on January 1, 2020 and did not have any impact on its financial statements.
(v) Future Changes in Accounting Policies
(i)Property, Plant and Equipment
In May 2020, the IASB issued amendments to IAS 16 with regards to sale proceeds before property, plant and equipment is available for intended use. These amendments include the requirement to recognize in earnings any proceeds and related costs from selling items produced while an asset is being prepared for its intended use, and clarify the requirement to capitalize costs of testing whether an asset is functioning properly. The amendments are effective on January 1, 2022. The Company is currently assessing the impact of these amendments on its financial statements.